STOCKHOLDERS’ EQUITY - Stock Activity (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stock [Roll Forward]
Shares outstanding, beginning balance (in shares)	410,724,962	410,525,000
Share issued related to equity compensation (in shares)	4,545,000	200,000
Cancellation of treasury shares (in shares)	(22,000,000)
Total Produce share exchange (in shares)	(337,088,000)
Shares outstanding, ending balance (in shares)	94,877,706	410,724,962
Primary IPO Transaction issuance
Common Stock [Roll Forward]
Shares issued (in shares)	25,000,000
Secondary issuance
Common Stock [Roll Forward]
Shares issued (in shares)	1,779,000
C&C Parties
Common Stock [Roll Forward]
Shares issued (in shares)	11,917,000